Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Newegg Commerce, Inc.
Entity Central Index Key	0001474627
Entity File Number	001-34661
Entity Incorporation, State or Country Code	D8
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	21688 Gateway Center Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Diamond Bar
Entity Address, Country	CA
Entity Address, Postal Zip Code	91765
Entity Listings [Line Items]
Title of 12(b) Security	Common Shares, par value $0.43696
Trading Symbol	NEGG
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	20,972,505
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Christina Ching
Entity Address, Address Line One	21688 Gateway Center Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Diamond Bar
Entity Address, Country	CA
Entity Address, Postal Zip Code	91765
Entity Phone Fax Numbers [Line Items]
City Area Code	(626)
Local Phone Number	271-9700